Equity Method Investments and Related Party Transactions (Schedule of Income (Loss) From Equity Method Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments And Related Party Transactions [Abstract]
Trademark gain	$ 19,500	$ 0	$ 0
Proportionate share of net loss of equity method investees	(22,415)	(1,591)	0
Amortization of differences in carrying amount and underlying equity	(2,269)	0	0
Total (loss) from equity method investments	$ (5,184)	$ (1,591)	$ 0